Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 127,965	$ 505,518
Prepaid expenses	6,667	223,144
Total current assets	134,632	728,662
Deferred financing costs	511,760
Marketable securities held in trust account	177,790,585	174,229,680
Total Assets	178,436,977	174,958,342
Current liabilities
Accounts payable and accrued expenses	5,029,363	241,579
Promissory note - related party	1,950,000
Interest payable	7,363
Income taxes payable	312,446
Deferred tax liability	119,186
Total current liabilities	7,418,358	241,579
Deferred underwriters’ discount	4,312,500	6,037,500
Total Liabilities	11,730,858	6,279,079
Commitments and Contingencies (Note 6)
Class A common stock subject to possible redemption, 17,250,000 shares at $10.29 and $10.10 redemption value at December 31, 2022 and 2021, respectively	177,578,871	174,225,000
Stockholders’ Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 200,000,000 shares authorized; 3,677,250 and 189,750 issued and outstanding (excluding 17,250,000 shares subject to possible redemption) at December 31, 2022 and 2021, respectively	368	19
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 825,000 and 4,312,500 shares issued and outstanding at December 31, 2022 and 2021, respectively	82	431
Additional paid-in capital
Accumulated deficit	(10,873,202)	(5,546,187)
Total Stockholders’ Deficit	(10,872,752)	(5,545,737)
Total Liabilities, Redeemable Common Stock and Stockholders’ Deficit	$ 178,436,977	$ 174,958,342